NOTE 5 - PROPERTY AND EQUIPMENT - Schedule of Propery Plant and Equipment (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 980,103	$ 985,801
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	588,341	576,419	$ 486,190
Property, Plant and Equipment, Net	391,762	409,382	350,530
Technology Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	301,462	258,871	259,000
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	581,545	618,125	530,514
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 97,096	$ 108,805	$ 47,206